OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	Balance at June 30, 2020	Balance at December 31, 2019
Trade receivables	25,545	17,303
Other receivables	14,323	9,807
Prepaid expenses	2,065	2,087
	41,933	29,197